Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,567,339	$ 2,497,471
Accumulated amortization of intangible assets	1,378,717	1,206,013
Finite-Lived Intangible Assets, Net, Total	1,188,622	1,291,458
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	164,315	165,283
Accumulated amortization of intangible assets	94,758	83,317
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	845,655	787,492
Accumulated amortization of intangible assets	542,457	472,791
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,519,837	1,505,839
Accumulated amortization of intangible assets	714,642	624,756
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	37,532	38,857
Accumulated amortization of intangible assets	$ 26,860	$ 25,149